FAIR VALUE DISCLOSURES - Estimated Fair Values of Financial Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financial assets
Investment securities held-to-maturity	$ 131,687	$ 142,862
Other investments	133,198	125,020
Loans held for sale	41,100	13,700
Interest Receivable	37,682
Deposits
Noninterest-bearing	3,763,709	2,643,928
Savings	3,680,774	2,960,979
Time	1,872,733	2,240,441
Deposits	12,232,003	10,210,229
Carrying value
Financial assets
Cash and short-term investments	251,359	257,639
Investment securities held-to-maturity	131,687	142,862
Other investments	133,198	125,020
Loans and leases	9,725,291	9,144,015
Interest Receivable	50,903	39,591
Deposits
Deposits	12,232,003	10,210,229
Short-term borrowings	166,594	1,316,181
Long-term debt	776,202	414,376
Interest Payable	6,240	13,671
Fair value
Financial assets
Cash and short-term investments	251,359	257,639
Investment securities held-to-maturity	136,698	142,821
Other investments	133,198	125,020
Loans and leases	9,743,497	9,134,215
Interest Receivable	50,903	39,591
Deposits
Deposits	12,238,058	10,209,790
Short-term borrowings	166,594	1,316,181
Long-term debt	774,674	414,937
Interest Payable	6,240	13,671
Fair Value, Inputs, Level 1 [Member] | Fair value
Financial assets
Cash and short-term investments	251,359	257,639
Investment securities held-to-maturity	0	0
Other investments	837	699
Loans and leases	0	0
Interest Receivable	0	0
Deposits
Deposits	0	0
Short-term borrowings	166,594	1,316,181
Long-term debt	0	0
Interest Payable	14	1,899
Fair Value, Inputs, Level 2 [Member] | Fair value
Financial assets
Cash and short-term investments	0	0
Investment securities held-to-maturity	136,698	142,821
Other investments	122,953	123,821
Loans and leases	0	0
Interest Receivable	13,221	12,743
Deposits
Deposits	12,238,058	10,209,790
Short-term borrowings	0	0
Long-term debt	774,674	414,937
Interest Payable	6,226	11,772
Fair Value, Inputs, Level 3 [Member] | Fair value
Financial assets
Cash and short-term investments	0	0
Investment securities held-to-maturity	0	0
Other investments	9,408	500
Loans and leases	9,743,497	9,134,215
Interest Receivable		26,848
Deposits
Deposits	0	0
Short-term borrowings	0	0
Long-term debt	0	0
Interest Payable	$ 0	$ 0